Advantage Funds, Inc. (the "Registrant")

-BNY Mellon Sustainable Balanced Fund (the "Fund")

(Class K and Service Class Shares)

Incorporated herein by reference is a revised version of the Fund's prospectus dated April 1, 2019, As Revised May 8, 2019 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 8, 2019 (SEC Accession No. 0000914775-19-000080).